SCHEDULE OF SHORT TERM AND LONG TERM LOAN (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term loans	$ 2,817,062
Current portion, Long-term loans	151,429	132,777
Total Short-term	2,968,491	132,777
Non-current portion, Long-term loans	95,441	236,513
Total	$ 3,063,932	$ 369,290